INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands		12 Months Ended
	Jul. 16, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance		$ 55,980	$ 66,431
Changes
Additions		8,663	5,819
Disposals or withdrawals		(2,270)	(776)
Amortization		(12,190)	(13,709)
Increase (decrease) in foreign exchange		136	(1,041)
Increase (decrease) though transfers	$ (670)	109
Other Increases (decreases)		65	(74)
Changes Total		(5,487)	(10,451)
Closing Balance		50,493	55,980
Intangible assets under development [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance		1,025	2,793
Changes
Additions		821	1,099
Disposals or withdrawals		(117)	(7)
Amortization		0	0
Increase (decrease) in foreign exchange		1	0
Increase (decrease) though transfers		0	(670)
Other Increases (decreases)		(481)	(2,190)
Changes Total		224	(1,768)
Closing Balance		1,249	1,025
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance		17,866	21,234
Changes
Additions		3,703	3,298
Disposals or withdrawals		(1,530)	(108)
Amortization		(6,340)	(8,234)
Increase (decrease) in foreign exchange		255	(440)
Increase (decrease) though transfers		109
Other Increases (decreases)		546	2,116
Changes Total		(3,257)	(3,368)
Closing Balance		14,609	17,866
Water rights [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance		4,338	4,999
Changes
Additions		0	0
Disposals or withdrawals		(623)	(661)
Changes Total		(623)	(661)
Closing Balance		3,715	4,338
Customer relationship [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance		14,367	19,457
Changes
Amortization		(4,899)	(4,925)
Increase (decrease) in foreign exchange		235	(165)
Other Increases (decreases)		0	0
Changes Total		(4,664)	(5,090)
Closing Balance		9,703	14,367
Others [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance		18,384	17,948
Changes
Additions		4,139	1,422
Disposals or withdrawals			0
Amortization		(951)	(550)
Increase (decrease) in foreign exchange		(355)	(436)
Other Increases (decreases)		0	0
Changes Total		2,833	436
Closing Balance		$ 21,217	$ 18,384